Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]
Quarterly Financial Data [Line Items]
Revenue	$ 149,023	$ 468,541	$ 453,270	$ 432,578	$ 459,728	$ 442,346	$ 430,412	$ 410,954	$ 1,354,389	$ 1,503,412	$ 1,743,440	$ 1,688,315	$ 304,764	$ 435,873	$ 1,306,521
Gross profit	96,420	310,607	290,287	264,259	278,200	266,717	256,877	243,149	865,152	961,573	1,044,943	996,698	175,861	276,450	767,680
Operating earnings (loss)	(55,788)	135,287	116,664	100,778	110,565	108,542	89,126	82,975	352,728	296,941	391,208	361,832	(72,432)	66,563	95,953
Earnings (loss) from continuing operations	(54,844)	83,799	71,647	58,235	63,363	66,250	43,574	37,651	213,682	158,837	210,838	160,881	(118,696)	(37,844)	(177,444)	158,837	210,838	160,881
Earnings (loss) from discontinued operations, net of tax	5,213	6,927	9,778	10,183	10,630	9,523	10,031	15,062	26,887	32,101	45,246	67,821	3,827	2,032	(3,680)	32,101	45,246	67,821
Net earnings (loss)	$ (49,631)	$ 90,726	$ 81,425	$ 68,418	$ 73,993	$ 75,773	$ 53,605	$ 52,713	$ 240,569	$ 190,938	$ 256,084	$ 228,702	$ (114,869)	$ (35,812)	$ (181,124)